Accrued Expenses and Current Liabilities - Schedule of Accrued Expenses and Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Current Liabilities [Abstract]
Accrued expenses	$ 10,789	$ 18,311
Government authorities	3,477	3,014
Warranty provision	1,052	1,323
Provision for returns	1,243	1,166
Total	$ 16,561	$ 23,814